Leases	6 Months Ended
Jul. 31, 2022
Leases
Leases

Note 13 – Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of up to 7 years, some of which include options to extend the leases for up to 5 years.

The components of operating lease expense were as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Operating lease cost	1,078	1,122	2,143	2,215
Short-term lease cost	150	53	299	170
Total operating lease cost	1,228	1,175	2,442	2,385

Supplemental cash flow information related to operating leases was as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Operating cash outflows from operating leases included in measurement of lease liabilities	1,148	1,358	2,264	2,560
New ROU assets obtained in exchange for lease obligations	122	833	346	1,161

Supplemental information related to operating leases was as follows:

	July 31,	January 31,
	2022	2022
Weighted average remaining lease term (years)	2.9	3.3
Weighted average discount rate (%)	2.2	2.1

Maturities of operating lease liabilities were as follows as of July 31, 2022:

Operating
Years Ended January 31,	Leases
Remainder of 2023	2,003
2024	3,349
2025	2,299
2026	929
2027	308
2028 and thereafter	178
Total lease payments	9,066
Less: imputed interest	368
Total lease obligations	8,698
Current	3,604
Long-term	5,094